Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Deferred tax assets
Lease liabilities	$ 46,633	$ 36,664	$ 66,845
Net operating loss carry-forwards	32,934	25,894	150,781
Allowance for credit losses	41,603	32,709	10,369
Depreciation	5,619	4,418	7,421
Deferred tax liabilities
Right-of-use assets	(46,337)	(36,431)	(66,416)
Unbilled revenue	(459,428)	(361,214)	(560,836)
Deferred tax liabilities, net	$ (378,976)	$ (297,960)	$ (391,836)